Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash [Abstract]
Components Of Restricted Cash

	2011	2012
Cash securing our obligations under ECA-guaranteed financings	$38,365	$41,895
Cash securing our obligations under ALS I debt	39,331	-
Cash securing our obligations under ALS II debt	14,941	15,712
Cash securing our obligations under AerFunding revolving credit facility debt	58,591	82,070
Cash securing our obligations under Genesis securitization debt	24,564	28,955
Cash securing our obligations under TUI portfolio acquisition facility debt	11,747	25,656
Cash securing our obligations under other debt	54,742	82,043
Cash securing our obligations under SkyFunding I and II facilities	-	2,740
Cash securing our obligations under derivative instruments (Note 11)	(7,170)	(810)
Other	2,214	1,582
	$237,325	$279,843